Private Placements	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 4. Private Placements

June 2016 Private Placement

On June 20, 2016, the Company completed a self-directed offering of 937,500 units at a price of $3.20 per unit for $3,000,000 in aggregate proceeds (the “June 2016 Private Placement”). Each unit consisted of (a) one share of common stock; (b) one Series Q Stock Purchase Warrant to purchase one share of common stock at an exercise price of $3.20 per share through June 20, 2019; and (c) one Series R Stock Purchase Warrant to purchase one share of common stock at a price of $4.00 per share through June 20, 2021. The warrants may be exercised on a cashless basis.

The relative fair value of the common stock was estimated to be $1,338,000. The relative fair value of the Series Q Warrants and Series R Warrants was estimated to be $783,000 and $879,000, respectively, as determined based on the relative fair value allocation of the proceeds received. The Series Q Warrants were valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $3.99 per share; estimated volatility – 83%; 3-year risk free interest rate – 0.87%; expected dividend rate - 0% and expected life - 3 years. The Series R Warrants were also valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $3.99 per share; estimated volatility – 83%; 5-year risk free interest rate – 1.17%; expected dividend rate - 0% and expected life - 5 years.

March 2016 Private Placement

Beginning on February 18, 2016 and closing on March 31, 2016, the Company completed an offering pursuant to a Private Placement Memorandum dated February 16, 2016 (the “Offering”) for the sale to accredited investors of units of the Company’s equity securities (each a “PPM Unit” and collectively, the “"PM Units”) at a price of $3,100 per PPM Unit with each PPM Unit comprised of (a) one thousand shares of common stock; (b) one warrant to purchase one thousand shares of common stock at a price, subject to certain adjustments, of $3.10 per Warrant Share through October 31, 2017 (the “Series O Warrant”); and (c) one warrant to purchase five hundred shares Common Stock at a price, subject to certain adjustments, of $3.70 per Warrant Share through April 30, 2018 (the “Series P Warrant”). Pursuant to the Offering, the Company issued 618 PPM Units consisting of 441 PPM Units in exchange for cash of $1,367,100 and 177 PPM Units for the conversion of $548,700 of the principal owed under the December 2015 Loan Agreement.

The terms of the Offering provided for a onetime reset adjustment (the “Reset Adjustment”) such that if, within 6 months from the Offering Termination Date on September 30, 2016, the Company sells equity securities at a price less than $3.10 per share (“Reset Price”), each of the subscribers having purchased Units in the Offering will receive additional Units (the “Reset Units”) equal to the difference between the number of Units that would have been issuable to such subscribers if the price per share of common stock included in the Units was equal to the Reset Price less the number of Units actually received by such subscriber.